LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.65%
Australia–2.30%
Brambles	2,064,896	$ 17,262,315
Caltex Australia	317,161	5,900,529
Oil Search	2,373,330	13,204,592
		36,367,436
Brazil–0.26%
Ambev ADR	942,873	4,054,354
		4,054,354
Canada–4.44%
Canadian National Railway	442,669	39,610,022
Element Fleet Management	898,548	5,681,693
Ritchie Bros Auctioneers	463,970	15,752,100
Suncor Energy	279,353	9,053,600
		70,097,415
China–3.17%
†51job ADR	52,198	4,065,180
†Alibaba Group Holding ADR	38,737	7,067,566
†Baidu ADR	102,396	16,879,981
China Resources Beer Holdings	1,872,000	7,895,793
China Resources Gas Group	922,000	4,352,722
Yum China Holdings	219,817	9,871,981
		50,133,223
Czech Republic–0.14%
Komercni banka	55,590	2,272,283
		2,272,283
Denmark–0.97%
Novo Nordisk Class B	293,062	15,316,985
		15,316,985
France–18.46%
Air Liquide	199,361	25,370,959
Danone	502,973	38,729,393
EssilorLuxottica	225,877	24,674,773
Kering	38,134	21,873,745
Legrand	121,406	8,128,131
L'Oreal	171,239	46,113,181
LVMH Moet Hennessy Louis Vuitton	126,210	46,487,379
Pernod Ricard	225,977	40,576,573
Publicis Groupe	174,995	9,369,572
Schneider Electric	386,398	30,327,822
		291,651,528
Germany–10.75%
Bayer	374,076	24,087,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Germany (continued)
Brenntag	244,225	$ 12,556,393
Fresenius Medical Care & Co.	257,298	20,794,802
GEA Group	473,748	12,416,363
†QIAGEN	459,055	18,634,029
SAP	573,988	66,355,607
Symrise	166,584	15,017,214
		169,861,874
Hong Kong–4.20%
AIA Group	6,636,200	66,360,469
		66,360,469
India–2.57%
Adani Ports & Special Economic Zone	349,007	1,904,140
HDFC Bank ADR	177,667	20,593,382
Infosys	857,248	9,369,720
ITC	2,053,672	8,808,294
		40,675,536
Ireland–0.49%
Paddy Power Betfair (London Stock Exchange)	100,381	7,779,350
		7,779,350
Israel–2.09%
†Mellanox Technologies	118,664	14,045,071
†Nice ADR	154,611	18,941,394
		32,986,465
Italy–0.63%
Prysmian	523,006	9,912,293
		9,912,293
Japan–9.99%
AEON Financial Service	800,800	16,330,775
Bandai Namco Holdings	230,600	10,826,885
Hitachi	679,000	22,061,130
Japan Airport Terminal	105,700	4,478,507
Japan Tobacco	685,600	16,980,811
Kao	171,400	13,528,028
Obic	210,600	21,296,846
SoftBank Group	81,000	7,895,607
Sundrug	416,200	11,486,448
Terumo	639,000	19,557,021
TOTO	314,000	13,351,272
		157,793,330
Mexico–0.84%
Grupo Financiero Banorte Class O	1,498,957	8,143,379
Grupo Financiero Inbursa Class O	1,787,776	2,473,933
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mexico (continued)
Grupo Mexico B	982,892	$ 2,690,892
		13,308,204
Netherlands–1.60%
Akzo Nobel	284,129	25,240,133
		25,240,133
Peru–0.40%
Credicorp	26,426	6,340,919
		6,340,919
Republic of Korea–0.41%
NAVER	59,280	6,487,737
		6,487,737
Singapore–1.62%
DBS Group Holdings	1,373,000	25,629,609
		25,629,609
Spain–1.08%
Amadeus IT Group	212,641	17,042,937
		17,042,937
Switzerland–14.26%
†Julius Baer Group	250,795	10,145,202
Nestle	809,857	77,220,198
Novartis	398,784	38,330,898
Roche Holding	241,675	66,594,719
Sika	72,962	10,203,890
†UBS Group (New York Shares)	1,877,709	22,783,258
		225,278,165
Taiwan–1.85%
Taiwan Semiconductor Manufacturing ADR	715,654	29,313,188
		29,313,188
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–13.94%
Burberry Group	464,548	$ 11,839,782
Compass Group	646,868	15,219,764
Croda International	238,519	15,670,157
Diageo	896,387	36,681,984
Experian	840,893	22,759,075
Intertek Group	140,748	8,916,279
†Just Eat	384,857	3,765,978
Linde	202,568	35,666,528
Reckitt Benckiser Group	418,532	34,831,313
†Rolls-Royce Holdings	2,035,520	23,971,494
WPP	1,031,391	10,895,668
		220,218,022
United States–2.19%
Accenture Class A	138,517	24,381,762
†Mettler-Toledo International	14,239	10,294,797
		34,676,559
Total Common Stock (Cost $1,220,764,176)		1,558,798,014

MONEY MARKET FUND–0.88%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	13,972,064	13,972,064
Total Money Market Fund (Cost $13,972,064)		13,972,064

TOTAL INVESTMENTS–99.53% (Cost $1,234,736,240)	1,572,770,078
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	7,403,231
NET ASSETS APPLICABLE TO 87,369,931 SHARES OUTSTANDING–100.00%	$1,580,173,309

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$36,367,436	$—	$36,367,436
Brazil	4,054,354	—	—	4,054,354
Canada	70,097,415	—	—	70,097,415
China	37,884,708	12,248,515	—	50,133,223
Czech Republic	—	2,272,283	—	2,272,283
Denmark	—	15,316,985	—	15,316,985
France	—	291,651,528	—	291,651,528
Germany	—	169,861,874	—	169,861,874
Hong Kong	—	66,360,469	—	66,360,469
India	29,963,102	10,712,434	—	40,675,536
Ireland	—	7,779,350	—	7,779,350
Israel	32,986,465	—	—	32,986,465
Italy	—	9,912,293	—	9,912,293
Japan	—	157,793,330	—	157,793,330
Mexico	13,308,204	—	—	13,308,204
Netherlands	—	25,240,133	—	25,240,133
Peru	6,340,919	—	—	6,340,919
Republic of Korea	—	6,487,737	—	6,487,737
Singapore	—	25,629,609	—	25,629,609
Spain	—	17,042,937	—	17,042,937
Switzerland	—	225,278,165	—	225,278,165
Taiwan	29,313,188	—	—	29,313,188
United Kingdom	—	220,218,022	—	220,218,022
United States	34,676,559	—	—	34,676,559
Money Market Fund	13,972,064	—	—	13,972,064
Total Investments	$272,596,978	$1,300,173,100	$—	$1,572,770,078
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP MFS International Growth Fund–4